Goodwill and Other Intangible Assets (Details 2) (USD $)	12 Months Ended				12 Months Ended					0 Months Ended	12 Months Ended
	Dec. 31, 2013 segment	Dec. 31, 2012 segment	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Benefit Consulting Group LLC	Dec. 31, 2006 Benefit Consulting Group LLC	Dec. 31, 2011 David Holmes Agency, Inc.	Dec. 31, 2012 David Holmes Agency, Inc. 3.00% note payable	Dec. 31, 2011 David Holmes Agency, Inc. 3.00% note payable	Dec. 31, 2012 Schenectady Insuring Agency, Inc.	Dec. 31, 2013 Schenectady Insuring Agency, Inc. 3.00% note payable
Acquisitions
Goodwill	$ 25,479,595	$ 25,462,675	$ 23,982,454	$ 23,300,621		$ 2,500,000	$ 586,445			$ 1,497,141
Intangible assets						1,100,000	136,991			929,031
Period over which contingent purchase payments may be made						5 years
Goodwill acquired	16,920	1,480,221	681,833		95,388
Cash paid for acquisition	0	0	95,388				361,718			795,149
Note payable for fixed assets and other intangible assets acquired									361,718	1,000,000
Period for payment of note payable									24 months	24 months
Interest rate of note payable (as a percent)									3.00%	3.00%
Acquire capital stock (as a percent)										100.00%
Principal payments on the note								198,619			492,510
Interest payments on the note								$ 3,493			$ 23,265
Other disclosures
Number of reporting units	3	4